Long-term debt (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Outstanding principal	$ 349,150	$ 373,306
Lampung facility unamortized debt issuance cost	(9,917)	(11,745)
Gallant facility unamortized fair value of debt assumed	1,000	1,282
Total debt	340,233	362,843
Less: Current portion of long-term debt	(32,208)	(32,208)
Long-term debt	308,025	330,635
Export credit tranche [Member]
Debt Instrument [Line Items]
Outstanding principal	142,590	153,755
FSRU tranche [Member]
Debt Instrument [Line Items]
Outstanding principal	36,384	39,517
Commercial tranche [Member]
Debt Instrument [Line Items]
Outstanding principal	132,593	139,701
Export credit tranche [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 37,583	$ 40,333